Leases - Maturities of operating lease liabilities (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Leases
2026	¥ 123,120
2027	89,093
2028	66,733
2029	30,163
2030	22,314
Thereafter	41,145
Total operating lease payments	372,568
Less: imputed interest	(27,243)
Total	¥ 345,325